Schedule of Investments
(unaudited)
March 31, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.6%
ANZ Group Holdings Ltd. ........ 38,055 $ 696,752
APA Group
(a)
................. 15,136 74,980
Aristocrat Leisure Ltd. ........... 7,013 283,628
ASX Ltd. ................... 2,583 105,861
BHP Group Ltd. ............... 64,806 1,572,397
BlueScope Steel Ltd. ........... 5,427 72,689
Brambles Ltd. ................ 17,936 226,590
CAR Group Ltd. ............... 4,930 98,258
Cochlear Ltd. ................ 828 136,462
Coles Group Ltd. .............. 16,964 207,652
Commonwealth Bank of Australia ... 21,220 2,017,892
Computershare Ltd. ............ 6,414 158,099
Fortescue Ltd. ................ 21,001 203,269
Glencore plc ................. 130,652 478,204
Goodman Group .............. 25,660 460,511
GPT Group (The)
(a)
............. 23,998 65,822
Insurance Australia Group Ltd. ..... 29,451 143,266
Lottery Corp. Ltd. (The) .......... 27,737 82,989
Macquarie Group Ltd. ........... 4,603 572,828
Medibank Pvt Ltd. ............. 35,917 100,382
National Australia Bank Ltd. ....... 39,172 842,539
Northern Star Resources Ltd. ...... 15,112 174,471
Origin Energy Ltd. ............. 23,131 153,066
Pro Medicus Ltd. .............. 729 92,274
Qantas Airways Ltd. ............ 9,766 55,677
QBE Insurance Group Ltd. ....... 19,515 269,642
REA Group Ltd. ............... 626 86,854
Reece Ltd. .................. 2,861 28,387
Rio Tinto Ltd. ................ 4,861 352,713
Rio Tinto plc ................. 14,216 853,105
Santos Ltd. .................. 42,459 177,922
Scentre Group ................ 66,680 141,081
SGH Ltd. ................... 2,530 79,419
Sonic Healthcare Ltd. ........... 5,750 93,362
South32 Ltd. ................. 60,074 121,021
Stockland
(a)
.................. 29,531 91,120
Suncorp Group Ltd. ............ 13,464 163,072
Telstra Group Ltd. ............. 51,980 137,320
Transurban Group
(a)
............ 38,669 325,697
Treasury Wine Estates Ltd. ....... 9,270 56,836
Vicinity Ltd. .................. 52,795 73,105
Washington H Soul Pattinson & Co.
Ltd. ..................... 3,167 69,003
Wesfarmers Ltd. .............. 14,420 653,716
Westpac Banking Corp. ......... 43,537 867,581
WiseTech Global Ltd. ........... 2,338 120,566
Woodside Energy Group Ltd. ...... 23,895 347,145
Woolworths Group Ltd. .......... 15,612 289,873
14,475,098
Austria — 0.2%
Erste Group Bank AG ........... 3,969 274,540
Mondi plc ................... 5,529 82,477
OMV AG ................... 1,883 96,968
Verbund AG ................. 878 62,137
516,122
Belgium — 0.8%
Ageas SA ................... 1,837 110,116
Anheuser-Busch InBev SA/NV ..... 11,397 700,704
D'ieteren Group ............... 260 44,788
Groupe Bruxelles Lambert NV ..... 954 67,966
KBC Group NV ............... 2,844 259,212
Lotus Bakeries NV ............. 5 44,450
Security
Shares
Shares Value
Belgium (continued)
Sofina SA ................... 198 $ 50,708
Syensqo SA ................. 973 66,400
UCB SA .................... 1,642 289,098
1,633,442
Brazil — 0.0%
Yara International ASA .......... 2,127 64,162
Chile — 0.1%
Antofagasta plc ............... 4,848 105,548
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 46,500 188,275
Prosus NV , Class N ............ 17,382 807,553
SITC International Holdings Co. Ltd. . 17,000 46,206
Wharf Holdings Ltd. (The) ........ 13,000 30,873
Wilmar International Ltd. ......... 22,600 56,040
Yangzijiang Shipbuilding Holdings Ltd. 32,800 57,565
1,186,512
Denmark — 2.4%
AP Moller - Maersk A/S , Class A .... 32 54,816
AP Moller - Maersk A/S , Class B .... 64 111,388
Carlsberg A/S , Class B .......... 1,222 154,678
Coloplast A/S , Class B .......... 1,596 167,394
Danske Bank A/S .............. 8,534 279,330
Demant A/S
(b)
................ 998 33,539
DSV A/S .................... 2,591 501,051
Genmab A/S
(b)
................ 788 153,519
Novo Nordisk A/S , Class B ....... 40,877 2,795,101
Novonesis (Novozymes) , Class B ... 4,575 266,386
Orsted A/S
(b) (c) (d)
............... 2,147 93,762
Pandora A/S ................. 1,068 163,683
Rockwool A/S , Class B .......... 130 53,886
Tryg A/S .................... 4,039 96,082
Vestas Wind Systems A/S
(b)
....... 12,748 176,362
Zealand Pharma A/S
(b)
.......... 818 61,427
5,162,404
Finland — 1.0%
Elisa OYJ ................... 1,747 85,157
Fortum OYJ ................. 5,443 89,132
Kesko OYJ , Class B ............ 3,461 70,744
Kone OYJ , Class B ............ 4,407 243,159
Metso OYJ .................. 8,391 87,000
Neste OYJ .................. 5,345 49,437
Nokia OYJ .................. 65,230 343,553
Nordea Bank Abp ............. 39,660 507,269
Orion OYJ , Class B ............ 1,385 82,265
Sampo OYJ , Class A ........... 30,800 295,162
Stora Enso OYJ , Class R ........ 7,327 69,433
UPM-Kymmene OYJ ........... 6,733 180,635
Wartsila OYJ Abp .............. 6,416 114,484
2,217,430
France — 9.7%
Accor SA ................... 2,525 115,153
Aeroports de Paris SA .......... 395 40,212
Air Liquide SA ................ 7,346 1,395,338
Airbus SE ................... 7,546 1,328,743
Alstom SA
(b)
................. 4,392 97,286
Amundi SA
(c) (d)
................ 804 62,990
Arkema SA .................. 729 55,820
AXA SA .................... 22,439 958,724
BioMerieux .................. 551 68,108
BNP Paribas SA .............. 12,864 1,075,165
Bollore SE .................. 9,369 54,887

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
Bouygues SA ................ 2,421 $ 95,437
Bureau Veritas SA ............. 4,197 127,337
Capgemini SE ................ 1,990 299,014
Carrefour SA ................. 6,508 93,077
Cie de Saint-Gobain SA ......... 5,754 573,195
Cie Generale des Etablissements
Michelin SCA .............. 8,620 302,963
Covivio SA .................. 612 34,258
Credit Agricole SA ............. 13,581 247,270
Danone SA .................. 8,097 619,301
Dassault Aviation SA ........... 262 86,388
Dassault Systemes SE .......... 8,691 330,890
Edenred SE ................. 3,130 101,714
Eiffage SA .................. 933 108,628
Engie SA ................... 23,207 452,208
EssilorLuxottica SA ............ 3,795 1,093,600
Eurazeo SE ................. 537 39,769
FDJ United
(c) (d)
................ 1,366 42,983
Gecina SA .................. 601 56,394
Getlink SE .................. 4,327 74,731
Hermes International SCA ........ 402 1,057,710
Ipsen SA ................... 501 57,705
Kering SA ................... 965 200,759
Klepierre SA ................. 2,504 83,813
Legrand SA ................. 3,319 351,494
L'Oreal SA .................. 3,056 1,135,894
LVMH Moet Hennessy Louis Vuitton SE 3,500 2,167,475
Orange SA .................. 23,677 306,715
Pernod Ricard SA ............. 2,560 252,909
Publicis Groupe SA ............ 2,930 276,442
Renault SA .................. 2,518 127,553
Rexel SA ................... 2,854 76,918
Safran SA ................... 4,579 1,205,575
Sartorius Stedim Biotech ......... 341 67,558
Societe Generale SA ........... 9,253 417,439
Sodexo SA .................. 1,160 74,506
Teleperformance SE ............ 625 62,844
Thales SA ................... 1,197 318,188
TotalEnergies SE .............. 27,314 1,759,923
Unibail-Rodamco-Westfield
(a)
...... 1,568 132,199
Veolia Environnement SA ........ 8,666 298,040
Vinci SA .................... 6,374 803,507
21,266,749
Germany — 9.5%
adidas AG .................. 2,183 514,884
Allianz SE (Registered) .......... 4,887 1,870,303
BASF SE ................... 11,339 568,411
Bayer AG (Registered) .......... 12,688 304,156
Bayerische Motoren Werke AG .... 3,623 292,149
Beiersdorf AG ................ 1,247 161,092
Brenntag SE ................. 1,462 94,763
Commerzbank AG ............. 12,015 274,963
Continental AG ............... 1,422 100,279
Covestro AG
(b)
................ 2,254 144,773
CTS Eventim AG & Co. KGaA ..... 792 79,455
Daimler Truck Holding AG ........ 6,093 246,825
Deutsche Bank AG (Registered) .... 23,574 561,937
Deutsche Boerse AG ........... 2,407 710,209
Deutsche Lufthansa AG (Registered) 8,000 58,290
Deutsche Post AG ............. 12,231 525,117
Deutsche Telekom AG (Registered) . 44,362 1,637,844
E.ON SE ................... 28,733 433,718
Evonik Industries AG ........... 3,255 70,565
Fresenius Medical Care AG ....... 2,588 128,779
Fresenius SE & Co. KGaA
(b)
...... 5,288 225,764
Security
Shares
Shares Value
Germany (continued)
GEA Group AG ............... 1,958 $ 119,025
Hannover Rueck SE ............ 750 223,543
Heidelberg Materials AG ......... 1,734 298,903
Henkel AG & Co. KGaA ......... 1,253 90,274
Infineon Technologies AG ........ 16,594 553,159
Knorr-Bremse AG ............. 925 84,180
LEG Immobilien SE ............ 871 61,567
Mercedes-Benz Group AG ........ 9,119 538,675
Merck KGaA ................. 1,648 226,781
MTU Aero Engines AG .......... 669 232,459
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,709 1,079,611
Nemetschek SE ............... 741 86,383
Puma SE ................... 1,324 32,295
Rational AG ................. 65 54,155
Rheinmetall AG ............... 549 785,577
RWE AG ................... 7,979 284,886
SAP SE .................... 13,250 3,550,333
Scout24 SE
(c) (d)
............... 949 99,382
Siemens AG (Registered) ........ 9,654 2,229,556
Siemens Energy AG
(b)
........... 8,180 484,927
Siemens Healthineers AG
(c) (d)
...... 3,527 190,283
Symrise AG ................. 1,734 179,771
Talanx AG ................... 822 86,455
Vonovia SE .................. 9,515 256,052
Zalando SE
(b) (c) (d)
.............. 2,782 96,495
20,929,003
Hong Kong — 1.8%
AIA Group Ltd. ............... 137,754 1,042,780
CK Asset Holdings Ltd. .......... 25,159 101,792
CK Infrastructure Holdings Ltd. ..... 7,000 41,912
CLP Holdings Ltd. ............. 20,783 169,190
Futu Holdings Ltd. , ADR ......... 646 66,118
Hang Seng Bank Ltd. ........... 9,574 130,386
Henderson Land Development Co. Ltd. 18,836 54,178
HKT Trust & HKT Ltd.
(a)
.......... 41,100 54,906
Hong Kong & China Gas Co. Ltd. ... 140,220 120,670
Hong Kong Exchanges & Clearing Ltd. 15,207 676,471
Hongkong Land Holdings Ltd. ..... 16,300 70,416
Jardine Matheson Holdings Ltd. .... 2,000 84,466
Link REIT ................... 34,540 161,861
MTR Corp. Ltd. ............... 20,000 65,523
Power Assets Holdings Ltd. ....... 18,500 110,788
Prudential plc ................ 33,404 360,464
Sino Land Co. Ltd. ............. 45,311 45,358
Sun Hung Kai Properties Ltd. ...... 18,000 171,498
Swire Pacific Ltd. , Class A ........ 5,000 44,079
Techtronic Industries Co. Ltd. ...... 17,500 209,725
WH Group Ltd.
(c) (d)
............. 103,500 95,034
Wharf Real Estate Investment Co. Ltd. 21,953 53,305
3,930,920
Ireland — 0.4%
AerCap Holdings NV ........... 2,537 259,205
AIB Group plc ................ 24,575 158,735
Bank of Ireland Group plc ........ 13,611 160,819
Kerry Group plc , Class A ......... 1,915 200,529
Kingspan Group plc ............ 1,962 158,487
937,775
Israel — 0.8%
Azrieli Group Ltd. .............. 564 38,067
Bank Hapoalim BM ............ 16,068 217,898
Bank Leumi Le-Israel BM ........ 19,191 258,437

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel (continued)
Check Point Software Technologies
Ltd.
(b)
.................... 1,126 $ 256,638
Elbit Systems Ltd. ............. 326 125,020
Global-e Online Ltd.
(b) (e)
.......... 1,228 43,778
ICL Group Ltd. ................ 7,595 43,133
Israel Discount Bank Ltd. , Class A .. 15,185 105,781
Mizrahi Tefahot Bank Ltd. ........ 1,623 72,992
Nice Ltd.
(b)
.................. 819 126,421
Nova Ltd.
(b)
.................. 367 68,136
Teva Pharmaceutical Industries Ltd. ,
ADR
(b)
................... 14,418 221,605
Wix.com Ltd.
(b)
................ 644 105,217
1,683,123
Italy — 2.9%
Amplifon SpA ................ 1,578 32,035
Banco BPM SpA .............. 15,470 157,423
BPER Banca SpA ............. 11,688 91,747
Coca-Cola HBC AG ............ 2,947 133,469
Davide Campari-Milano NV ....... 7,832 46,036
DiaSorin SpA ................ 323 32,078
Enel SpA ................... 102,616 831,857
Eni SpA .................... 27,210 420,844
Ferrari NV .................. 1,608 686,714
FinecoBank Banca Fineco SpA .... 7,920 156,868
Generali .................... 12,193 428,329
Infrastrutture Wireless Italiane SpA
(c) (d)
4,226 44,736
Intesa Sanpaolo SpA ........... 192,397 991,551
Leonardo SpA ................ 5,163 251,432
Mediobanca Banca di Credito
Finanziario SpA ............. 6,453 121,043
Moncler SpA ................. 2,961 182,389
Nexi SpA
(b) (c) (d)
................ 5,385 28,721
Poste Italiane SpA
(c) (d)
........... 5,785 103,206
Prysmian SpA ................ 3,523 193,931
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 78,769
Snam SpA .................. 25,938 134,484
Telecom Italia SpA
(b)
............ 125,782 42,489
Terna - Rete Elettrica Nazionale .... 18,553 167,669
UniCredit SpA ................ 17,779 997,974
Unipol Assicurazioni SpA ......... 4,534 72,580
6,428,374
Japan — 21.5%
Advantest Corp. ............... 9,700 432,392
Aeon Co. Ltd. ................ 8,100 203,147
AGC, Inc. ................... 2,500 76,107
Aisin Corp. .................. 5,900 64,445
Ajinomoto Co., Inc. ............. 11,400 225,694
ANA Holdings, Inc. ............. 2,000 36,917
Asahi Group Holdings Ltd. ........ 18,400 235,089
Asahi Kasei Corp. ............. 17,200 120,583
Asics Corp. .................. 8,100 171,781
Astellas Pharma, Inc. ........... 23,200 225,841
Bandai Namco Holdings, Inc. ...... 7,500 251,606
Bridgestone Corp. ............. 7,200 289,244
Canon, Inc. .................. 12,000 374,198
Capcom Co. Ltd. .............. 4,400 108,599
Central Japan Railway Co. ....... 9,800 186,927
Chiba Bank Ltd. (The) ........... 6,500 61,527
Chubu Electric Power Co., Inc. ..... 8,100 87,822
Chugai Pharmaceutical Co. Ltd. .... 8,500 389,398
Concordia Financial Group Ltd. .... 12,400 82,324
Dai Nippon Printing Co. Ltd. ...... 4,600 65,492
Daifuku Co. Ltd. ............... 3,900 95,868
Security
Shares
Shares Value
Japan (continued)
Dai-ichi Life Holdings, Inc. ........ 46,000 $ 351,234
Daiichi Sankyo Co. Ltd. .......... 22,239 529,597
Daikin Industries Ltd. ........... 3,400 368,963
Daito Trust Construction Co. Ltd. ... 700 71,627
Daiwa House Industry Co. Ltd. ..... 7,200 238,137
Daiwa Securities Group, Inc. ...... 16,900 113,792
Denso Corp. ................. 23,600 292,795
Dentsu Group, Inc. ............. 2,700 59,628
Disco Corp. .................. 1,200 245,066
East Japan Railway Co. ......... 11,400 224,701
Eisai Co. Ltd. ................ 3,400 94,647
ENEOS Holdings, Inc. .......... 33,850 178,525
FANUC Corp. ................ 12,000 326,949
Fast Retailing Co. Ltd. .......... 2,400 714,459
Fuji Electric Co. Ltd. ............ 1,900 81,225
FUJIFILM Holdings Corp. ........ 14,600 279,721
Fujikura Ltd. ................. 3,200 118,512
Fujitsu Ltd. .................. 22,400 445,780
Hankyu Hanshin Holdings, Inc. ..... 3,100 83,413
Hikari Tsushin, Inc. ............. 200 51,619
Hitachi Ltd. .................. 59,300 1,392,329
Honda Motor Co. Ltd. ........... 56,800 514,016
Hoshizaki Corp. ............... 1,400 54,192
Hoya Corp. .................. 4,500 507,863
Hulic Co. Ltd. ................ 4,700 45,116
Idemitsu Kosan Co. Ltd. ......... 10,425 73,739
Inpex Corp. .................. 11,300 156,740
Isuzu Motors Ltd. .............. 7,300 99,262
ITOCHU Corp. ............... 15,300 710,271
Japan Airlines Co. Ltd. .......... 2,200 37,685
Japan Exchange Group, Inc. ...... 11,600 119,375
Japan Post Bank Co. Ltd. ........ 23,100 234,548
Japan Post Holdings Co. Ltd. ...... 24,700 247,677
Japan Post Insurance Co. Ltd. ..... 2,900 59,102
Japan Tobacco, Inc. ............ 14,900 409,544
JFE Holdings, Inc. ............. 7,200 88,391
Kajima Corp. ................. 4,600 94,095
Kansai Electric Power Co., Inc. (The) 11,900 141,230
Kao Corp. ................... 5,900 255,392
Kawasaki Kisen Kaisha Ltd. ....... 4,600 62,525
KDDI Corp. .................. 39,400 622,349
Keyence Corp. ............... 2,456 965,724
Kikkoman Corp. ............... 8,500 81,997
Kirin Holdings Co. Ltd. .......... 9,700 134,405
Kobe Bussan Co. Ltd. ........... 2,000 46,565
Komatsu Ltd. ................ 11,300 330,899
Konami Group Corp. ........... 1,300 153,507
Kubota Corp. ................ 13,100 161,882
Kyocera Corp. ................ 16,400 185,239
Kyowa Kirin Co. Ltd. ............ 2,900 42,330
Lasertec Corp. ............... 1,000 85,950
LY Corp. .................... 36,900 124,949
M3, Inc.
(b)
................... 5,600 63,971
Makita Corp. ................. 3,100 102,714
Marubeni Corp. ............... 17,700 283,940
MatsukiyoCocokara & Co. ........ 4,200 65,705
MEIJI Holdings Co. Ltd. ......... 3,000 65,004
MinebeaMitsumi, Inc. ........... 5,200 76,006
Mitsubishi Chemical Group Corp. ... 18,000 88,947
Mitsubishi Corp. ............... 43,600 769,748
Mitsubishi Electric Corp. ......... 24,300 448,148
Mitsubishi Estate Co. Ltd. ........ 13,400 219,036
Mitsubishi HC Capital, Inc. ........ 10,400 70,475
Mitsubishi Heavy Industries Ltd. .... 40,200 690,379
Mitsubishi UFJ Financial Group, Inc. . 146,260 1,994,082

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Mitsui & Co. Ltd. .............. 31,600 $ 595,762
Mitsui Fudosan Co. Ltd. ......... 33,000 295,518
Mitsui OSK Lines Ltd. ........... 4,300 149,714
Mizuho Financial Group, Inc. ...... 30,870 847,188
MonotaRO Co. Ltd. ............ 3,000 56,042
MS&AD Insurance Group Holdings, Inc. 16,000 347,966
Murata Manufacturing Co. Ltd. ..... 21,200 327,009
NEC Corp. .................. 15,000 319,511
Nexon Co. Ltd. ............... 4,300 58,894
Nidec Corp. ................. 10,600 177,892
Nintendo Co. Ltd. .............. 14,100 958,486
Nippon Building Fund, Inc. ........ 95 80,692
Nippon Paint Holdings Co. Ltd. ..... 10,700 80,352
Nippon Sanso Holdings Corp. ..... 2,200 66,736
Nippon Steel Corp. ............. 12,400 265,373
Nippon Telegraph & Telephone Corp. 375,000 362,427
Nippon Yusen KK .............. 5,600 185,069
Nissan Motor Co. Ltd.
(b)
.......... 27,700 71,042
Nissin Foods Holdings Co. Ltd. .... 2,400 48,985
Nitori Holdings Co. Ltd. .......... 1,000 97,839
Nitto Denko Corp. ............. 8,900 164,619
Nomura Holdings, Inc. .......... 39,600 244,012
Nomura Research Institute Ltd. .... 4,610 150,066
NTT Data Group Corp. .......... 8,300 150,355
Obayashi Corp. ............... 8,700 116,061
Obic Co. Ltd. ................. 4,000 115,332
Olympus Corp. ............... 14,200 185,888
Omron Corp. ................. 2,100 59,297
Ono Pharmaceutical Co. Ltd. ...... 4,700 50,566
Oracle Corp. Japan ............ 500 52,617
Oriental Land Co. Ltd. .......... 13,800 272,146
ORIX Corp. .................. 14,900 311,096
Osaka Gas Co. Ltd. ............ 5,000 113,137
Otsuka Corp. ................ 2,800 60,624
Otsuka Holdings Co. Ltd. ........ 5,400 281,394
Pan Pacific International Holdings
Corp. .................... 4,800 131,848
Panasonic Holdings Corp. ........ 29,600 353,113
Rakuten Group, Inc.
(b)
........... 18,100 103,839
Recruit Holdings Co. Ltd. ........ 17,800 922,241
Renesas Electronics Corp. ....... 21,400 287,031
Resona Holdings, Inc. .......... 27,100 236,632
Ricoh Co. Ltd. ................ 7,200 76,163
SBI Holdings, Inc. ............. 3,445 93,025
SCREEN Holdings Co. Ltd. ....... 1,000 65,241
SCSK Corp. ................. 2,100 51,928
Secom Co. Ltd. ............... 5,400 183,919
Seiko Epson Corp. ............. 3,700 59,276
Sekisui Chemical Co. Ltd. ........ 4,300 73,340
Sekisui House Ltd. ............. 7,300 163,390
Seven & i Holdings Co. Ltd. ....... 27,920 404,307
SG Holdings Co. Ltd. ........... 4,700 46,873
Shimadzu Corp. ............... 3,100 77,434
Shimano, Inc. ................ 1,000 140,413
Shin-Etsu Chemical Co. Ltd. ...... 22,700 647,748
Shionogi & Co. Ltd. ............ 9,300 140,381
Shiseido Co. Ltd. .............. 5,300 100,514
SMC Corp. .................. 700 250,491
SoftBank Corp. ............... 366,000 510,561
SoftBank Group Corp. .......... 12,100 618,914
Sompo Holdings, Inc. ........... 11,000 334,963
Sony Group Corp. ............. 78,000 1,973,635
Subaru Corp. ................ 7,200 128,946
Sumitomo Corp. .............. 13,900 317,168
Sumitomo Electric Industries Ltd. ... 9,200 153,547
Security
Shares
Shares Value
Japan (continued)
Sumitomo Metal Mining Co. Ltd. .... 3,100 $ 67,762
Sumitomo Mitsui Financial Group, Inc. 47,700 1,226,587
Sumitomo Mitsui Trust Group, Inc. .. 8,700 218,990
Sumitomo Realty & Development Co.
Ltd. ..................... 3,900 146,537
Suntory Beverage & Food Ltd. ..... 1,800 59,385
Suzuki Motor Corp. ............ 20,200 247,957
Sysmex Corp. ................ 7,000 133,630
T&D Holdings, Inc. ............. 6,400 136,979
Taisei Corp. ................. 2,200 97,925
Takeda Pharmaceutical Co. Ltd. .... 20,471 606,735
TDK Corp. .................. 24,100 252,546
Terumo Corp. ................ 16,700 314,228
TIS, Inc. .................... 2,500 69,182
Toho Co. Ltd. ................ 1,200 59,628
Tokio Marine Holdings, Inc. ....... 22,700 883,094
Tokyo Electron Ltd. ............ 5,700 781,656
Tokyo Gas Co. Ltd. ............ 4,300 136,786
Tokyo Metro Co. Ltd. ........... 3,700 44,963
Tokyu Corp. ................. 6,500 73,177
TOPPAN Holdings, Inc. .......... 2,800 76,544
Toray Industries, Inc. ........... 16,800 114,810
Toyota Industries Corp. .......... 2,100 179,607
Toyota Motor Corp. ............ 120,500 2,130,115
Toyota Tsusho Corp. ............ 8,400 141,522
Trend Micro, Inc. .............. 1,600 108,013
Unicharm Corp. ............... 15,300 121,861
West Japan Railway Co. ......... 6,000 117,045
Yakult Honsha Co. Ltd. .......... 3,800 72,308
Yamaha Motor Co. Ltd. .......... 12,500 100,079
Yaskawa Electric Corp. .......... 2,800 70,163
Yokogawa Electric Corp. ......... 3,000 58,548
Zensho Holdings Co. Ltd. ........ 1,200 64,709
ZOZO, Inc. .................. 5,100 48,847
47,160,940
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 55,122
Luxembourg — 0.2%
ArcelorMittal SA ............... 5,794 167,369
CVC Capital Partners plc
(b) (c)
...... 2,805 55,647
Eurofins Scientific SE ........... 1,690 90,149
313,165
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 109,423
Sands China Ltd.
(b)
............. 34,800 69,812
179,235
Netherlands — 3.9%
ABN AMRO Bank NV , CVA
(c) (d)
..... 5,653 119,116
Adyen NV
(b) (c) (d)
............... 281 430,716
Aegon Ltd. .................. 16,418 107,831
Akzo Nobel NV ............... 2,217 136,535
Argenx SE
(b)
................. 768 453,194
ASM International NV ........... 595 271,138
ASML Holding NV ............. 4,997 3,306,883
ASR Nederland NV ............ 2,032 116,815
BE Semiconductor Industries NV ... 979 102,312
Euronext NV
(c) (d)
............... 982 142,520
EXOR NV ................... 1,293 117,421
Heineken Holding NV ........... 1,653 119,634
Heineken NV ................ 3,666 298,927
IMCD NV ................... 786 104,602
ING Groep NV ................ 40,240 788,354
JDE Peet's NV ............... 1,714 37,474

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV ..... 11,747 $ 438,810
Koninklijke KPN NV ............ 50,131 212,338
Koninklijke Philips NV
(b)
.......... 9,953 253,385
NN Group NV ................ 3,216 178,957
Randstad NV
(e)
............... 1,394 57,943
Universal Music Group NV ....... 10,481 289,412
Wolters Kluwer NV ............. 3,015 469,424
8,553,741
New Zealand — 0.3%
Auckland International Airport Ltd. .. 20,098 93,225
Contact Energy Ltd. ............ 9,909 51,596
Fisher & Paykel Healthcare Corp. Ltd. 7,617 145,366
Infratil Ltd. .................. 11,719 69,063
Meridian Energy Ltd. ........... 17,039 54,174
Xero Ltd.
(b)
.................. 1,890 184,735
598,159
Norway — 0.6%
Aker BP ASA ................. 3,993 94,670
DNB Bank ASA ............... 11,307 297,518
Equinor ASA ................. 10,747 283,815
Gjensidige Forsikring ASA ........ 2,659 61,112
Kongsberg Gruppen ASA ........ 1,124 164,795
Mowi ASA ................... 5,916 109,667
Norsk Hydro ASA .............. 18,361 106,145
Orkla ASA ................... 8,451 92,678
Salmar ASA ................. 807 38,798
Telenor ASA ................. 8,005 114,383
1,363,581
Poland — 0.0%
InPost SA
(b)
.................. 2,540 37,278
Portugal — 0.1%
EDP SA .................... 40,013 134,644
Galp Energia SGPS SA , Class B ... 5,384 94,328
Jeronimo Martins SGPS SA ....... 3,761 79,708
308,680
Singapore — 1.7%
CapitaLand Ascendas REIT ....... 48,190 95,216
CapitaLand Integrated Commercial
Trust .................... 74,718 116,108
CapitaLand Investment Ltd. ....... 29,092 58,839
DBS Group Holdings Ltd. ........ 25,253 867,221
Genting Singapore Ltd. .......... 80,400 44,613
Grab Holdings Ltd. , Class A
(b)
...... 29,622 134,188
Keppel Ltd. .................. 19,002 96,928
Oversea-Chinese Banking Corp. Ltd. 42,535 545,130
Sea Ltd. , ADR, Class A
(b)
......... 4,679 610,563
Sembcorp Industries Ltd. ........ 11,400 53,351
Singapore Airlines Ltd. .......... 18,000 90,675
Singapore Exchange Ltd. ........ 10,800 106,920
Singapore Technologies Engineering
Ltd. ..................... 20,781 104,365
Singapore Telecommunications Ltd. . 97,050 246,153
STMicroelectronics NV .......... 8,602 188,621
United Overseas Bank Ltd. ....... 16,059 453,129
3,812,020
South Africa — 0.2%
Anglo American plc ............ 16,043 449,659
South Korea — 0.0%
Delivery Hero SE
(b) (c) (d)
........... 2,437 58,433
Security
Shares
Shares Value
Spain — 3.0%
Acciona SA .................. 310 $ 40,574
ACS Actividades de Construccion y
Servicios SA ............... 2,179 124,711
Aena SME SA
(c) (d)
.............. 947 222,170
Amadeus IT Group SA .......... 5,665 433,843
Banco Bilbao Vizcaya Argentaria SA . 73,548 1,003,752
Banco de Sabadell SA .......... 69,032 193,818
Banco Santander SA ........... 192,767 1,298,655
CaixaBank SA ................ 49,275 383,839
Cellnex Telecom SA
(c) (d)
.......... 6,658 236,684
EDP Renovaveis SA ............ 3,744 31,193
Endesa SA .................. 4,163 110,286
Grifols SA , Class A
(b)
........... 3,727 33,181
Iberdrola SA ................. 74,746 1,207,005
Industria de Diseno Textil SA ...... 13,885 691,360
Redeia Corp. SA .............. 5,101 102,384
Repsol SA .................. 14,460 191,993
Telefonica SA ................ 49,353 232,619
6,538,067
Sweden — 3.2%
AddTech AB , Class B ........... 3,308 96,883
Alfa Laval AB ................ 3,624 155,379
Assa Abloy AB , Class B ......... 12,770 383,372
Atlas Copco AB , Class A ......... 34,388 549,295
Atlas Copco AB , Class B ......... 19,178 269,683
Beijer Ref AB , Class B .......... 5,135 72,236
Boliden AB .................. 3,254 106,772
Epiroc AB , Class A ............. 8,660 174,363
Epiroc AB , Class B ............. 4,467 78,679
EQT AB .................... 4,729 144,202
Essity AB , Class B ............. 7,695 218,624
Evolution AB
(c) (d)
............... 1,992 148,422
Fastighets AB Balder , Class B
(b)
.... 9,053 56,650
H & M Hennes & Mauritz AB , Class B 7,298 96,261
Hexagon AB , Class B ........... 26,573 284,059
Holmen AB , Class B ............ 938 37,146
Industrivarden AB , Class A ....... 1,637 60,147
Industrivarden AB , Series C , Class C 1,883 69,176
Indutrade AB ................. 3,433 95,135
Investment AB Latour , Class B ..... 1,900 51,718
Investor AB , Class B ............ 22,066 658,099
L E Lundbergforetagen AB , Class B . 1,010 50,608
Lifco AB , Class B .............. 2,916 103,442
Nibe Industrier AB , Class B ....... 19,050 72,457
Saab AB , Class B ............. 4,040 158,850
Sagax AB , Class B ............. 2,795 58,642
Sandvik AB .................. 13,458 283,042
Securitas AB , Class B ........... 6,541 92,561
Skandinaviska Enskilda Banken AB ,
Class A
(b)
................. 20,670 340,048
Skanska AB , Class B
(b)
.......... 4,092 90,315
SKF AB , Class B
(b)
............. 4,114 83,344
Svenska Cellulosa AB SCA , Class B
(b)
7,777 102,611
Svenska Handelsbanken AB , Class A 18,412 208,083
Swedbank AB , Class A .......... 10,840 246,875
Swedish Orphan Biovitrum AB
(b)
.... 2,426 69,520
Tele2 AB , Class B ............. 7,161 96,567
Telefonaktiebolaget LM Ericsson , Class
B ...................... 35,239 274,186
Telia Co. AB ................. 29,749 107,403
Trelleborg AB , Class B .......... 2,734 101,682
Volvo AB , Class B
(b)
............ 20,173 591,843
6,938,380

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland — 4.9%
ABB Ltd. (Registered) ........... 20,080 $ 1,036,087
Avolta AG ................... 1,260 55,194
Baloise Holding AG (Registered) ... 521 109,345
Banque Cantonale Vaudoise
(Registered)
(e)
.............. 383 41,851
Barry Callebaut AG (Registered) .... 48 63,572
BKW AG ................... 269 47,049
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 175,753
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 131,226
Cie Financiere Richemont SA
(Registered) ............... 6,827 1,191,762
DSM-Firmenich AG ............ 2,371 234,725
EMS-Chemie Holding AG (Registered) 88 59,957
Galderma Group AG
(b)
.......... 1,210 127,975
Geberit AG (Registered) ......... 425 266,257
Givaudan SA (Registered) ........ 118 506,572
Helvetia Holding AG (Registered) ... 461 95,617
Julius Baer Group Ltd. .......... 2,571 178,211
Kuehne + Nagel International AG
(Registered) ............... 614 141,791
Logitech International SA (Registered) 1,939 164,302
Lonza Group AG (Registered) ..... 921 568,966
Partners Group Holding AG ....... 287 408,459
Sandoz Group AG ............. 5,215 218,686
Schindler Holding AG ........... 548 171,750
Schindler Holding AG (Registered) .. 295 89,400
SGS SA (Registered) ........... 1,880 187,321
SIG Group AG ................ 3,869 71,535
Sika AG (Registered) ........... 1,931 470,361
Sonova Holding AG (Registered) ... 625 182,488
Straumann Holding AG (Registered) . 1,401 169,611
Swatch Group AG (The) ......... 366 63,115
Swiss Life Holding AG (Registered) .. 370 337,554
Swiss Prime Site AG (Registered) ... 1,045 128,241
Swisscom AG (Registered) ....... 329 189,587
Temenos AG (Registered) ........ 760 59,008
UBS Group AG (Registered) ...... 41,769 1,282,918
VAT Group AG
(c) (d)
............. 338 121,836
Zurich Insurance Group AG ....... 1,859 1,297,597
10,645,679
United Kingdom — 11.3%
3i Group plc ................. 12,301 578,401
Admiral Group plc ............. 3,309 122,169
Ashtead Group plc ............. 5,475 296,016
Associated British Foods plc ...... 4,074 101,000
AstraZeneca plc .............. 19,752 2,900,479
Auto Trader Group plc
(c) (d)
........ 11,030 106,656
Aviva plc ................... 35,286 254,310
BAE Systems plc .............. 38,101 769,354
Barclays plc ................. 186,247 700,295
Barratt Redrow plc ............. 17,511 96,325
British American Tobacco plc ...... 25,469 1,044,850
BT Group plc ................. 81,241 174,259
Bunzl plc ................... 4,215 162,136
Centrica plc ................. 65,412 126,654
CK Hutchison Holdings Ltd. ....... 34,159 192,552
Coca-Cola Europacific Partners plc .. 2,626 228,541
Compass Group plc ............ 21,798 720,997
Croda International plc .......... 1,754 66,637
DCC plc .................... 1,285 85,879
Diageo plc .................. 28,259 738,482
Entain plc ................... 8,144 61,531
Halma plc ................... 4,761 159,739
Security
Shares
Shares Value
United Kingdom (continued)
HSBC Holdings plc ............ 227,398 $ 2,577,894
Imperial Brands plc ............ 10,350 382,969
Informa plc .................. 16,919 169,645
InterContinental Hotels Group plc ... 2,042 219,863
Intertek Group plc ............. 2,023 131,544
J Sainsbury plc ............... 20,732 63,193
JD Sports Fashion plc ........... 32,430 28,676
Kingfisher plc ................ 22,366 73,674
Land Securities Group plc ........ 9,146 65,188
Legal & General Group plc ....... 73,837 232,855
Lloyds Banking Group plc ........ 771,568 723,667
London Stock Exchange Group plc .. 6,028 895,322
M&G plc .................... 28,223 72,701
Marks & Spencer Group plc ....... 26,059 120,311
Melrose Industries plc ........... 17,233 106,376
National Grid plc .............. 61,638 804,020
NatWest Group plc ............. 95,649 564,749
Next plc .................... 1,505 216,833
Pearson plc ................. 8,279 130,969
Phoenix Group Holdings plc ...... 9,423 69,949
Reckitt Benckiser Group plc ....... 8,831 597,157
RELX plc ................... 23,656 1,188,257
Rentokil Initial plc .............. 31,528 143,079
Rolls-Royce Holdings plc
(b)
....... 107,406 1,043,918
Sage Group plc (The) ........... 12,763 200,383
Schroders plc ................ 10,539 47,715
Segro plc ................... 16,313 145,901
Severn Trent plc .............. 3,499 114,550
Smith & Nephew plc ............ 11,036 155,194
Smiths Group plc .............. 4,286 107,549
Spirax Group plc .............. 917 73,923
SSE plc .................... 13,882 285,947
Standard Chartered plc .......... 26,243 389,430
Tesco plc ................... 87,943 378,356
Unilever plc .................. 31,519 1,880,647
United Utilities Group plc ......... 8,430 109,994
Vodafone Group plc ............ 260,626 244,890
Whitbread plc ................ 2,111 67,248
Wise plc , Class A
(b)
............. 8,872 108,903
WPP plc .................... 13,817 104,996
24,725,697
United States — 10.8%
Alcon AG ................... 6,283 596,162
BP plc ..................... 204,746 1,148,923
CSL Ltd. .................... 6,124 963,852
CyberArk Software Ltd.
(b)
......... 591 199,758
Experian plc ................. 11,689 541,614
Ferrovial SE ................. 5,997 268,232
GSK plc .................... 52,639 1,005,942
Haleon plc .................. 115,468 583,137
Holcim AG .................. 6,648 715,413
James Hardie Industries plc , CDI
(b)
.. 5,470 130,538
Monday.com Ltd.
(b)
............. 468 113,799
Nestle SA (Registered) .......... 33,292 3,364,377
Novartis AG (Registered) ........ 25,042 2,781,410
QIAGEN NV
(b)
................ 2,674 106,231
Roche Holding AG ............. 9,332 3,078,540
Sanofi SA ................... 14,448 1,599,710
Schneider Electric SE ........... 6,934 1,600,682
Shell plc .................... 77,618 2,825,321
Spotify Technology SA
(b)
......... 1,965 1,080,809
Stellantis NV ................. 25,778 289,128
Swiss Re AG ................. 3,811 648,552

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Tenaris SA .................. 5,253 $ 102,795
23,744,925
Total Common Stocks — 98.5%
(Cost: $ 164,641,310 ) ............................. 216,019,423
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG
(Preference) ............... 733 55,296
Dr. Ing h c F Porsche AG (Preference)
(c)
1,248 62,503
Henkel AG & Co. KGaA (Preference) 2,229 177,355
Porsche Automobil Holding SE
(Preference) ............... 1,872 70,497
Sartorius AG (Preference) ........ 342 79,727
Volkswagen AG (Preference) ...... 2,681 273,565
718,943
Total Preferred Securities — 0.3%
(Cost: $ 774,438 ) ................................ 718,943
Total Long-Term Investments — 98 .8%
(Cost: $ 165,415,748 ) ............................. 216,738,366
Short-Term Securities
Money Market Funds — 0.1%
(f)(g)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 4.50%
(h)
..... 58,426 58,455
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.22% ...... 157,797 157,797
Total Short-Term Securities — 0 .1%
(Cost: $ 216,252 ) ................................ 216,252
Total Investments — 98.9%
(Cost: $ 165,632,000 ) ............................. 216,954,618
Other Assets Less Liabilities — 1.1% ................... 2,434,048
Net Assets — 100.0% .............................. $ 219,388,666
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,129,310 $ — $ (1,070,839)
(a)
$ (84) $ 68 $ 58,455 58,426 $ 678
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 95,759 62,038
(a)
— — — 157,797 157,797 1,424 —
$ (84) $ 68 $ 216,252 $ 2,102 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 4 06/12/25 $ 481 $ (13,721)
SPI 200 Index ............................................................ 2 06/19/25 246 (1,765)
EURO STOXX 50 Index ..................................................... 19 06/20/25 1,072 (24,587)
FTSE 100 Index ........................................................... 5 06/20/25 557 (1,595)
$ (41,668)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 14,475,098 $ — $ 14,475,098
Austria .............................................. 62,137 453,985 — 516,122
Belgium ............................................. — 1,633,442 — 1,633,442
Brazil ............................................... — 64,162 — 64,162
Chile ............................................... — 105,548 — 105,548
China ............................................... 77,079 1,109,433 — 1,186,512
Denmark ............................................. — 5,162,404 — 5,162,404
Finland .............................................. 85,157 2,132,273 — 2,217,430
France .............................................. 74,506 21,192,243 — 21,266,749
Germany ............................................ 429,659 20,499,344 — 20,929,003
Hong Kong ........................................... 180,613 3,750,307 — 3,930,920
Ireland .............................................. 259,205 678,570 — 937,775
Israel ............................................... 627,238 1,055,885 — 1,683,123
Italy ................................................ 1,011,077 5,417,297 — 6,428,374
Japan ............................................... 145,696 47,015,244 — 47,160,940
Jordan .............................................. — 55,122 — 55,122
Luxembourg .......................................... — 313,165 — 313,165
Macau .............................................. — 179,235 — 179,235
Netherlands ........................................... — 8,553,741 — 8,553,741
New Zealand .......................................... 216,462 381,697 — 598,159
Norway .............................................. 61,112 1,302,469 — 1,363,581

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock International Index V.I. Fund

Level 1 Level 2 Level 3 Total
Poland .............................................. $ — $ 37,278 $ — $ 37,278
Portugal ............................................. 214,352 94,328 — 308,680
Singapore ............................................ 744,751 3,067,269 — 3,812,020
South Africa ........................................... — 449,659 — 449,659
South Korea .......................................... — 58,433 — 58,433
Spain ............................................... 110,286 6,427,781 — 6,538,067
Sweden ............................................. 260,620 6,677,760 — 6,938,380
Switzerland ........................................... 634,547 10,011,132 — 10,645,679
United Kingdom ........................................ 228,541 24,497,156 — 24,725,697
United States .......................................... 1,394,366 22,350,559 — 23,744,925
Preferred Securities ....................................... — 718,943 — 718,943
Short-Term Securities
Money Market Funds ...................................... 216,252 — — 216,252
$ 7,033,656 $ 209,920,962 $ — $ 216,954,618
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (41,668) $ — $ (41,668)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)